CONDENSED BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
ASSETS
Cash	$ 8,412	$ 48,126
Prepaid expenses	39,845	304,314
Other current assets	837	8,334
Total current assets	49,094	360,774
Marketable securities held in Trust Account	49,992,699	234,716,046
Total Assets	50,041,793	235,076,820
Current liabilities:
Accounts payable	6,351,857	676,652
Promissory note - related party	557,810	200,000
Accrued professional services fees	2,414,548	3,091,220
Accrued expenses	62,267	42,267
Total current liabilities	9,386,482	4,010,139
Derivative warrant liabilities	1,001,640	614,040
Deferred legal fees		343,437
Total liabilities	10,388,122	4,967,616
Class A ordinary shares subject to possible redemption, $0.0001 par value; 4,718,054 and 23,000,000 shares at $10.57 and $10.20 per share at September 30, 2023 and December 31, 2022, respectively	49,892,699	234,616,046
Shareholders’ deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding
Additional paid-in capital
Accumulated deficit	(10,239,603)	(4,507,417)
Total shareholders’ deficit	(10,239,028)	(4,506,842)
Total Liabilities, Ordinary Shares Subject to Possible Redemption, and Shareholders’ Deficit	50,041,793	235,076,820
Common Class A [Member]
Shareholders’ deficit
Common Stock, Value, Issued
Common Class B [Member]
Shareholders’ deficit
Common Stock, Value, Issued	$ 575	$ 575